Notes on the Consolidated Statements of Operations and Comprehensive Loss - Options, Expiry Dates / Exercise Prices / Exercisable of Spark Networks 2018 VSOP (Details) - Spark Networks SE - 2017 Virtual stock option plan following merger
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares	Dec. 31, 2016 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | $ / shares	$ 11.70	$ 11.96	$ 10.62	$ 0.00
Number of options | shares	345,078	1,293,070	908,608	0
Options exercisable (in euros per share) | $ / shares	$ 11.33	$ 10.62	$ 0.00
Number of options exercisable | shares	251,605	297,474	0
December 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | $ / shares	$ 10.62	$ 10.62	$ 10.62
Number of options | shares	223,515	840,044	908,608
April 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | $ / shares	$ 14.63	$ 14.63	$ 0.00
Number of options | shares	96,563	433,026	0
June 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | $ / shares	$ 11.51	$ 11.51	$ 0.00
Number of options | shares	10,000	10,000	0
January 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | $ / shares	$ 0.00	$ 9.38	$ 0.00
Number of options | shares	0	10,000	0
March 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | $ / shares	$ 9.06	$ 0.00	$ 0.00
Number of options | shares	15,000	0	0